Fair Value Measurements (Details) - shares			9 Months Ended	12 Months Ended
	Feb. 12, 2024	Dec. 29, 2023	Sep. 30, 2024	Dec. 31, 2023
Over-Allotment Option [Member]
Fair Value Measurements (Details) [Line Items]
Number of units issued	115,000	800,000	800,000	800,000